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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               --------------

Check here if Amendment [ ]; Amendment Number:
                                              -----------------------
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seemore Advisors LLC
Address:  c/o Akin Gump Strauss Hauer & Feld LLP
          590 Madison Avenue
          New York, NY 10022

Form 13F File Number: 028-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hal Goldstein
Title:    Vice President

Signature, Place, and Date of Signing:


/s/ Hal Goldstein        New York, New York               August 16, 2004
-------------------      --------------------             -----------------
[Signature]              [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                   0
                                                                  ----
Form 13F Information Table Entry Total:                             14
                                                                 -----
Form 13F Information Table Value Total:                       $226,319
                                                               -------
                                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE

                                                      Seemore Advisors LLC
                                                   Form 13F Information Table
                                                For Quarter Ended June 30, 2004


                                                                                                   Voting Authority
                                        Market                                                     ----------------
Name of           Title of              Value               SH/  PUT/  Investment  Other
Issuer            Class      Cusip      (x1000) Quantity    PRN  CALL  Discretion  Managers  Sole         Shared      None
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
CELL              COM        150934107    4,485    608,500  SH         SOLE                     608,500
THERAPEUTICS INC
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
DOR BIOPHARMA     COM        258094101      262    476,758  SH         SOLE                     476,758
INC
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
FOREST OIL CORP   COM PAR    346091705      366     13,412  SH         SOLE                      13,412
                  $0.01
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
GEMSTAR-TV        COM        36866W106      123     25,550  SH         SOLE                      25,550
GUIDE INTL INC
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
IMCLONE SYS       COM        45245W109   53,104    619,000  SH         SOLE                     619,000
INC
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
LIBERTY MEDIA     COM SER A  530718105    1,798    200,000  SH         SOLE                     200,000
CORP NEW
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
LIONS GATE ENTMT  COM NEW    535919203   13,960  2,000,000  SH         SOLE                   2,000,000
CORP
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
M&F               COM        552541104   12,536    915,000  SH         SOLE                     915,000
WORLDWIDE CORP
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
MARVEL            COM        57383M108   77,004  3,944,866  SH         SOLE                   3,944,866
ENTERPRISES INC
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
METRO GOLDWYN     COM        591610100    3,025    250,000  SH         SOLE                     250,000
MAYER INC
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
NEOSE             COM        640522108   12,094  1,451,837  SH         SOLE                   1,451,837
TECHNOLOGIES
INC
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
NOVADEL PHARMA    COM        66986X106    1,857    952,380  SH         SOLE                     952,382
INC
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
OMEGA PROTEIN     COM        68210P107    4,881    503,200  SH         SOLE                     503,200
CORP
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------
TV AZTECA S A DE  SPONSORED  901145102   40,824  4,725,000  SH         SOLE                   4,725,000
C V               ADR
----------------- ---------- ---------- ------- ----------- ---- ----- ----------- --------- ----------- ----------- ----------

REPORT
SUMMARY:  14 DATA RECORDS               $226,319
          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED